UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-07695)

THE HENNESSY MUTUAL FUNDS, INC.
(Exact name of registrant as specified in charter)

7250 REDWOOD BLVD, SUITE 200
NOVATO, CA 94945
(Address of principal executive offices) (Zip code)

NEIL J. HENNESSY
7250 REDWOOD BLVD, SUITE 200
NOVATO, CA 94945
(Name and address of agent for service)

Registrant's telephone number, including area code:  1-800-966-4354

Date of fiscal year end:  October 31

Date of reporting period: June 30, 2007

Item 1. Proxy Voting Record.

Name of Fund:	Hennessy Cornerstone Growth
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
AAR Corporation	10/18/2006	361105	AIR

Vote: Not voted	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
		1. Directors	Issuer
2. Rat KPMG as ind reg pub a/cs 2007
3. Apprvl perf goals under sec. 162M

Name of Fund:	Hennessy Cornerstone Growth
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
Palm Incorporation	10/5/2006	696643105	PALM

Vote: Not voted	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
		1. Directors	Issuer
2. Prop rat appt Deloitte & Touch Ind. Pub
auditors 2007

Name of Fund:	Hennessy Cornerstone Growth
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
JLG Industries	11/16/2006	466210101	JLG

Vote: Not voted	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
		1. Directors	Issuer
2. Rat appt Ernst & Young ind. Auditor for
ensuing year.

Name of Fund:	Hennessy Cornerstone Growth
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
The Dress Barn	11/29/2006	261570105	DBRN

Vote: Not voted	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
		1. Directors	Issuer
2. Such other business as may proprly come
before the meeting or any adjournment
thereof.

Name of Fund:	Hennessy Cornerstone Growth
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
JLB Industries	12/4/2006	466210101	JLG

Vote: Not voted	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
		1. Adopt agreement and plan of merger	Issuer
2. Apprve a pop to adjourn the special
meeting
3. With respect to the use of their discretion in
such other business as may come before the
meeting or any adjournments thereof.

Name of Fund:	Hennessy Cornerstone Growth
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
Aleris International	12/14/2006	14477103	ARS

Vote: Not voted	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
		1. Apprvl and adoption of agreemnt/merger	Issuer
Aurora acquistion.
2. Apprvl of adjournament of special
meeting of plan merger

Name of Fund:	Hennessy Cornerstone Growth
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
Plexus Corp.	1/22/2007	729132100	PLXS

Vote: Not voted	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
		1. Directors	Issuer
2. Rat. Of Pricewaterhousecoopers ind
auditors

Name of Fund:	Hennessy Cornerstone Growth
Period:	6/30/06 to 7/1/07

Company Name	Meeting Date	Cusip	Ticker
Western Digital Corp	2/6/2007	958102105	WDC

Vote: Not voted	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
		1. Directors	Issuer
2. Rat. Appt. KPMG as ind reg pub. a/c for '07

Name of Fund:	Hennessy Cornerstone Growth
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
Beacon Roofing Supply	2/28/2007	73685109	BECN

Vote: Not voted	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
		1. Directors	Issuer

Name of Fund:	Hennessy Cornerstone Growth
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
Giant Industries	2/27/2006	374508109	GI

Vote: Not voted	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
		1. Adopt agreemnt of merger dtd 8/26/06	Issuer
2. Act upon such other business.

Name of Fund:	Hennessy Cornerstone Growth
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
Volt Information Sciences	4/5/2007	928703107	VOL

Vote: Not voted	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
		1. Directors	Issuer
2. Prop to rat. Ernst & Young as ind pub.
a/cing firm 2007
3. Prop apprv the adoption by BOD
incentive stk plan.
4.Amendment of co. cert. Of inc. to inc.
the number of authorized shs of common
stock

Name of Fund:	Hennessy Cornerstone Growth
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
Marathon Oil	4/25/2007	565849106	MRO

Vote: Not voted	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
		1. Directors	issuer
2. Rat Pricewaterhousecoopers
3. Apprvl of 2007 inc. comp plan
4. Amend restated cert. Of inc.
5. Amend restate cert of inc to increase
the number of authorized shares of stock

Name of Fund:	Hennessy Cornerstone Growth
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
Convergys Corp.	4/17/2007	212485106	CVG

Vote: Not voted	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
		1. Directors	issuer
2. Rat ind accountants
3. Approve annual exe incentive plan

Name of Fund:	Hennessy Cornerstone Growth
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
Sherwin Williams	4/18/2007	824348106	SHW

Vote: Not voted	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
		1. Directors	issuer
2. Apprvl 2007 exe perf bonus plan
3. Rat. Appt ind reg pub a/t ing firm.

Name of Fund:	Hennessy Cornerstone Growth
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
Frontier Oil	4/24/2007	35914P105	FTO

Vote: Not voted	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
		1. Directors	issuer
2. Rat appt. Deloitte & Touche

Name of Fund:	Hennessy Cornerstone Growth
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
Lan Airlines	4/5/2007	501723100	LAN

Vote: Not voted	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
		1. Apprvl oa annual report	issuer
2. Apprvl of distributon of a dividend
3. Agreement on the remuneration of the
Board for 2007, directors' committee and budget 2007
4. Designation of external auditors
5. Information re the cost of processing
printing and distributing the info
6. Know matters of interest

Name of Fund:	Hennessy Cornerstone Growth
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
Odyssey Re Holdings	4/25/2007	67612W108	ORH

Vote: Not voted	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
		1. Directors	issuer

Name of Fund:	Hennessy Cornerstone Growth
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
The GEO Grp. Inc.	5/1/2007	36159R103	GEO

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Rat Gran Thornton pub a/c's
3. Apprve 2006 stock incentive plan.

Name of Fund:	Hennessy Cornerstone Growth
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
General Cable Corp	5/1/2007	36159R103	GEO

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer

Name of Fund:	Hennessy Cornerstone Growth
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
CF Industries	5/9/2007	125269100	CF

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Rat KPMG for 2007

Name of Fund:	Hennessy Cornerstone Growth
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
Manitowoc Co.	5/1/2007	563571108	MTW

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Apprvl of s/t incentive plan 2007
3. Rat Pricewaterhousecoopers 2007

Name of Fund:	Hennessy Cornerstone Growth
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
Innospec Inc.	5/8/2007	45768S105	IOSP

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Rat Pricewaterhousecoopers 2007

Name of Fund:	Hennessy Cornerstone Growth
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
Blockbuster Inc.	5/9/2007	93679108	BBI

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Amend cert. Of inc.
3. Rat Pricewaterhousecoopers 2007
4. Annual adv. Resolution
5. Mandatroy conv. Of Class B common stk

Name of Fund:	Hennessy Cornerstone Growth
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
Steel Dynamics	5/17/2007	858119100	STLD

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Apprvl of Ernst & Young 2007

Name of Fund:	Hennessy Cornerstone Growth
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
Belden CDT Inc.	5/24/2007	77454106	BDC

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Apprv perf. Goals for perf. Based awards.
3. Appve perf. Goals for awards made under
the companys annual cash incentive plan.

Name of Fund:	Hennessy Cornerstone Growth
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
Amerigroup Corp	5/10/2007	03073T102	AGP

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. appvl corp. 2007 cash incentive plan
3. Rat. KPMG 2007

Name of Fund:	Hennessy Cornerstone Growth
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
US Airways Group	5/15/2007	90341W108	LCC

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer/shareholder
2. Rat KPMG 2007
3. Stkhldr prop: re to disclosure of political
contributions.

Name of Fund:	Hennessy Cornerstone Growth
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
Big Lots, Inc.	5/31/2007	89302103	BIG

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Rat Deloitte & Touche 2007

Name of Fund:	Hennessy Cornerstone Growth
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
AK Steel Holding	5/24/2007	1547108	AKS

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer

Name of Fund:	Hennessy Cornerstone Growth
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
Copano Energy	5/24/2007	217202100	CPNO

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Rat Deloitte & Touche 2007

Name of Fund:	Hennessy Cornerstone Growth
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
Clean Harbors Inc.	5/18/2007	184496107	CLHB

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Approve chges in stock incentive plan

Name of Fund:	Hennessy Cornerstone Growth
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
Brown Shoe Co	5/24/2007	115736100	BWS

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Reduce par value of common stock
3. Rat ind. Accountants

Name of Fund:	Hennessy Cornerstone Growth
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
Sun Healthcare Grp	5/17/2007	866933401	SUNH

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Approve amendment cert. Of inc. increase
common stock shares.
3. Rat Ernst & Young

Name of Fund:	Hennessy Cornerstone Growth
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
Horizon Lines Inc.	6/5/2007	44044K101	HRZ

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Rat Ernst & Young
3. Prop to amend certificate of Inc. to increase
max. number of directors

Name of Fund:	Hennessy Cornerstone Growth
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
Comsys IT Partners	5/23/2007	20581 104	CITP

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Rat companys stock incetive plan
3. Rat Ernst & Young

Name of Fund:	Hennessy Cornerstone Growth
Period:	6/30/06 to 7/1/07

Company Name	Meeting Date	Cusip	Ticker
Skechers U.S.A.	5/24/2007	830 566 105	SKX

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Approve 2007 Incentive award plan.
3. Approve 2008 Emloyee stk pur. Plan

Name of Fund:	Hennessy Cornerstone Growth
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
Quanta Services	5/24/2007	74762 102	PWR

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2.Rat Pricewaterhousecoopers
3. Apprvl 2007 stk incentive plan

Name of Fund:	Hennessy Cornerstone Growth
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
Blockbuster Inc.	5/9/2007	093 679 108	BBI

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Amend certf. Of inc. toe eliminate the
classification of BOD.
3. Rat Pricewaterhousecoopers
4. Annual Advisory resol. If stkhldr. To rat.
5. Mandatory conversion of class B Common stk into
class stock on one for one basis.

Name of Fund:	Hennessy Cornerstone Growth
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
Holly Corporation	5/24/2007	435758305	HOC

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Apprvl of amendment to the corporations
restated certificate of inc. to increase
shares of common stock.
3. Apprvl of perf. Standards and eligibiltiy
provisionng of corp l/t incentive comp.

Name of Fund:	Hennessy Cornerstone Growth
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
Continental Airlines	6/12/2007	210795308	CAL

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer/shareholders
2. Rat of appt. of ind auditors
3. Stkhldr prop:
re to political activities
re to perf based equity comp for
senior officers

Name of Fund:	Hennessy Cornerstone Growth
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
Sauer-Danfoss	6/14/2007	804137107	SHS

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Rat appt. of KPMG

Name of Fund:	Hennessy Cornerstone Growth
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
Wellcare Health Pl	6/12/2007	94946T106	WCG

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Rat. Of Deloitte & Touche

Name of Fund:	Hennessy Cornerstone Growth
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
Markwest Hydrocarbon	6/13/2007	570762104	MWP

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Rat. Of Deloitte & Touche

Name of Fund:	Hennessy Cornerstone Growth
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
M&F Worldwide	5/17/2007	552541104	MFW

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. To approve certain bonus arrangements

Name of Fund:	Hennessy Cornerstone Growth
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
Carmax Inc.	6/26/2007	143130102	KMX

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Rat KPMG
3. Apprvl annual perf. Based bonus plan

Name of Fund:	Hennessy Cornerstone Growth
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
Rite Aid Corporation	6/27/2007	7677754104	RAD

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer

Name of Fund:	Hennessy Cornerstone Growth
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
Lear Corporation	6/27/2007	521865105	LEA

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer/shareholder
2. Approve agreement and plan of merger
2. Approve adjournment of 2007 annual meeting
of stockholders
3. Approve an amendment certificate of inc.
4. Rat appt of Ernst & Young
5. Stckholderprop:
majority vote standard in the election of directors
global human rights standards.

Name of Fund:	Hennessy Cornerstone Growth
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
Systemax Inc.	6/7/2007	871851101	SYX

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Proop to rate Ernst & Young

Name of Fund:	Hennessy Cornerstone Growth
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
British Airways	7/17/2007	110419306	BAB

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Rec and adopt the accounts for the year	issuer
ended 3/31/07
2. Approve the remuneration report
3. Reelect as director of co./Alison Reed
4. Elect as director of co./James Lawrence
5. Re appt. Ernst & Young
6. Authorise the directors to determine the auditors
remuneration
7. Amend articles of association
8. Authorise the market purchase of its ordinary shs.

Name of Fund:	Hennessy Focus 30
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
Flowserve Corp	8/24/2006	34354P105	FLS

Vote: Not voted	MRV: n/a	Proposal:	Proposed by Issuer or shareholder: n/a
		1. Directors	Issuer
2. Apprvl of amendments to stk options
and incentive plans

Name of Fund:	Hennessy Focus 30
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
Western Gas Resources	8/23/2006	958259103	WGR

Vote: Not voted	MRV: n/a	Proposal:	Proposed by Issuer or shareholder: n/a
		1. Prop to adopt agmnt of plan merger	Issuer

Name of Fund:	Hennessy Focus 20
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
JLG Industries	11/16/2006	466210101	JLG

Vote: Not voted	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
		1. Directors	Issuer
2. Rat appt Ernst & Young ind. Auditor for
ensuing year.

Name of Fund:	Hennessy Focus 30
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
JLB Industries	12/4/2006	466210101	JLG

Vote: Not voted	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
		1. Adopt agreement and plan of merger	Issuer
2. Apprve a pop to adjourn the special
meeting
3. With respect to the use of their discretion in
such other business as may come before the
meeting or any adjournments thereof.

Name of Fund:	Hennessy Focus 30
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
Acuity Brands	1/11/2007	00508Y102	AYI

Vote: Not voted	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
		1. Directors	Issuer
2. Rat appt of ind reg pub a/c firm

Name of Fund:	Hennessy Focus 30
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
Jack In The Box	2/16/2007	466367109	JBX

Vote: Not voted	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
		1. Directors	Issuer
1. Rat appt of KPMG reg pub a/cs.

Name of Fund:	Hennessy Focus 30
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
Albemarle Corporation	4/11/2007	12653101	ALB

Vote: Not voted	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
		1. Directors	Issuer
2. Pop to rat Pricewaterhousecoopers

Name of Fund:	Hennessy Focus 30
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
VF Corporation	4/24/2007	918204108	VF

Vote: Not voted	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
		1. Directors	Issuer
2. Apprvl of 1996 stk comp plan
3. Rat Pricewaterhousecoopers

Name of Fund:	Hennessy Focus 30
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
OGE Energy Corp	5/17/2007	670837103	OGE

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	Issuer
2. Rat Ernst & Young

Name of Fund:	Hennessy Focus 30
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
United Auto Group	5/3/2007	909440109	UAG

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	Issuer
2. A amend certificate of inc.
3. To transact such other business as may
properly come before the meeting.

Name of Fund:	Hennessy Focus 30
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
PacTiv Corp.	5/18/2007	695257105	PTV

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendation		1. Directors	Issuer
2. Rat Ernst & Young pub a/c's

Name of Fund:	Hennessy Focus 30
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
Commscope Inc.	5/4/2007	203372107	CTV

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	Issuer
2. Rat appt. Deloitte & Touche 2007

Name of Fund:	Hennessy Focus 30
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
West Pharmaceutical	5/1/2007	955306105	WST

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	Issuer
2. Apprvl adoption of omnibus incentive comp.
plan.

Name of Fund:	Hennessy Focus 30
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
Cummins Inc.	5/8/2007	231021106	CMI

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Directors recommendations		1. Directors	Issuer
2. Rat Pricewaterhousecoopers 2007
3. Amend 2003 stk incentive plan.
4. Prop to amend Articles of inc.

Name of Fund:	Hennessy Focus 30
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
Belden CDT Inc.	5/24/2007	77454106	BDC

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Apprv perf. Goals for perf. Based awards.
3. Appve perf. Goals for awards made under
the companys annual cash incentive plan.

Name of Fund:	Hennessy Focus 30
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
Anixter Internal.	5/17/2007	35290105	AXE

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Directors recommendations		1. Directors	issuer
2. Rat Ernst & Young

Name of Fund:	Hennessy Focus 30
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
Benchmark Electronics	5/9/2007	08160H101	BHE

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Directors recommendations		1. Directors	issuer
2. Rat KPMG 2007

Name of Fund:	Hennessy Focus 30
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
Big Lots, Inc.	5/31/2007	89302103	BIG

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendation		1. Directors	issuer
2. Rat. Deloitte & Touche 2007

Name of Fund:	Hennessy Focus 30
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
Assurant, Inc.	5/17/2007	04621X108	AIZ

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendation		1. Directors	issuer
2. Appt. Pricewaterhousecoopers 2007

Name of Fund:	Hennessy Focus 30
Period:	6 7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
Granite Constructions	5/21/2007	387328107	GVA

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Amend Bylaws
3. Rat Pricewaterhousecoopers 2007

Name of Fund:	Hennessy Focus 30
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
Wellcare Health Pl	6/12/2007	94946T106	WCG

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Rat. Of Deloitte & Touche

Name of Fund:	Hennessy Focus 30
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
Dick's Sporting	6/6/2007	253393102	DKS

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Approval of co. employee stk purch. Plan.

Name of Fund:	Hennessy Focus 30
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
Emcor Group Inc.	6/20/2007	29084Q100	EME

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Approval of 2007 incentive plan
3. Appt. of Ernst & Young.

Name of Fund:	Hennessy Focus 30
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
Priceline.com Inc.	6/6/2007	741503403	PCLN

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Rat Deloitte & Touche

Name of Fund:	Hennessy Focus 30
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
Phillips-Van Heusen	6/19/2007	718592108	PVH

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer

Name of Fund:	Hennessy Focus 30
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
Dollar Tree Stores	6/21/2007	256747106	DLTR

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer/shareholder
2. Shhldr prop.

Name of Fund:	Hennessy Cornerstone Value
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
Vodafone Group	7/25/2006	92857W100	VOD

Vote: Not Voted	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
		1. Directors	Issuer
2. Various propsals

Name of Fund:	Hennessy Cornerstone Value
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
H.J. Heinz Co.	8/16/2006	423074103	HNZ

Vote: Not Voted	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
		1. Directors	Issuer
2. Rat ind reg pub a/cing firm

Name of Fund:	Hennessy Cornerstone Value
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
Federal Home Loan	9/8/2006	313400301	FRE

Vote: Not Voted	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
		1. Directors	Issuer/shareholder
2. Rat appt. PWC ind auditors 2006
3. Stkhldr prop re charitable contributions

Name of Fund:	Hennessy Cornerstone Value
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
H.J. Heinz Co.	8/16/2006	423074103	HNZ

Vote: Not Voted	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
		1. Directors	Issuer
2. To repeal any provisions of the Co. by-laws.
3. Rat Pricewaterhouse Coopers as ind auditors
2007

Name of Fund:	Hennessy Cornerstone Value
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
Wachovia Corporation	8/31/2006	929903102	WB

Vote: Not Voted	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
		1. Approve issuance of shs of wachovia common	Issuer
stock in consideration in prop merger.
2. Approve the amended and restated 2003 stk
incentive plan.

Name of Fund:	Hennessy Cornerstone Value
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
Conagra Foods	9/28/2006	205887102	CAG

Vote: Not Voted	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
		1. Directors	Issuer
1. Approve 2006 stk plan
3. Rat appt of ind auditors

Name of Fund:	Hennessy Cornerstone Value
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
Regions Fincl	10/3/2006	7591EP100	RF

Vote: Not Voted	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
		1. Adopt agrment of merger	Issuer
2. Appro adj of regions specail meeting

Name of Fund:	Hennessy Cornerstone Value
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
Sara Lee Corp	10/26/2006	803111103	SLE

Vote: Not Voted	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
		1. Directors	Issuer
2. Rat Pricewaterhousesoopers reg pub a/c '07
3. Vote on stkhldr prop re chairman and CEO
4. Vote on stkhldr prop re the comp discussion

Name of Fund:	Hennessy Cornerstone Value
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
Diageo PLC	10/17/2006	252243Q205	DEO

Vote: Not Voted	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
		1. Reports and account 2006	Issuer
2. Directors' remuneration report 2006
3. Declaration of final dividend
4. Re-elect of Lord Hollick of Notting Hill
5. Re election of Mr. HT Stitzer
6. Re relection of Mr. PS Walsh
7. Election of Ms Lm Danon
8. Re appt and remuneration of auditor
9. Authority to allot relevant securities
10. Disapplication of pre-emption rights
11. Authority to purchase own ordinary shares
12. Authority to make EU Political donations
13. Adoption of Diageo 2006 Irish profit shrg scheme
14. Amendments to Diageo executive share
option plan.

Name of Fund:	Hennessy Cornerstone Value
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
U S Bancorp	4/17/2007	902973304	USB

Vote: Not Voted	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
		1. Directors	Issuer/shareholder
2. Rat selection of Ernst & Young 2007
3. Approv. 2007 incentive plan
4. Apprvl amendment to restate certf of inc.
5. Shrhldr prop: annual rat. Of excutive officer
compensation
6. Shrhldr prop: Limit benefits provided under our
supplemental executive ret. Plan.

Name of Fund:	Hennessy Cornerstone Value
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
Eli Lilly & Co.	4/16/2007	532457108	LLY

Vote: Not Voted	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
		1. Directors	Issuer/shareholder
2. Rat Ernst & Young ind. Auditors 2007
3. Apprv amend. To art. Of inc.
4. Reapprv perf goals for co stk plans
5. shrhldr prop: extending the co. animal care
and use policy to contract labs.
6. shrhldr prop: intnl outsourcing of animal
research
7. shrhldr prop: sep. the roles of chairman and
CEO
8. shrldr prop: amending the art of inc. to allow
shareholders to amend the bylaws.
9. shrldr prop: adopt a simple maj. Vote standard.

Name of Fund:	Hennessy Cornerstone Value
Period:	7/1/06 to 6/30/07

General Electric	4/25/2007	369604103	GE

Vote: Not Voted	MRV: n/a	Proposal:	Proposed by Issuer/Shareholder:
		1. Directors	Issuer
2. Rat KPMG
3. Adt. Of maj. Voting for directors
4. Apprvl 2007 l/t incentive plan
5. Apprvl mat. Terms of sr officer perf goals
6. Cumulative voting
7. curb over extended directros
8. One director from the ranks of retirees
9. Ind. Board chairman
10. Elminate div. Equivalents
11. Report on charitable contributions
12. Global warming report
13. Ethical criteria for military contracts
14. Report on pay differential

Name of Fund:	Hennessy Cornerstone Value
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
Citigroup Inc.	4/17/2007	172967101	C

Vote: Not Voted	MRV: n/a	Proposal:	Proposed by Issuer/Shareholder:
		1. Directors	Issuer/shareholder
2. Stkhldr Props:
req a report on prior govt service of certain indiv.
req. a report on political contributions
req. a report on charitable contributions
req. an advisory resolution to rat. Executive comp
req. that CEO comp be limited to no moe than 100
times the average comp paid to worldwide emloyees
req. that the chairman have no management duties,
titles, or reponsibilities
req. that stock options be subject to a five year sales
req that stock options be subject to a five year
sales restriction
req cumulative voting
req that stockholders have the right to call special
shareholder meetings.

Name of Fund:	Hennessy Cornerstone Value
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
Pfizer Inc.	4/26/2007	717081103	PFE

Vote: Not Voted	MRV: n/a	Proposal:	Proposed by Issuer/Shareholder:
		1. Directros	Issuer/shareholder
2. Prop rat KPMG
3. Shrlder props:
req. cumulative voting
req. a report on the ratinale for exporting animal
experimentation.
req. a report on the feasibility of amending Pfizers
corp. policy on lab animal care and use.
req. qualifications for director nominees.

Name of Fund:	Hennessy Cornerstone Value
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
Kimberly Clark	4/26/2007	494368103	KMB

Vote: Not Voted	MRV: n/a	Proposal:	Proposed by Issuer/Shareholder:
		1. Directors	Issuer/shareholder
2. Approvl of auditors
3. Approval of amaended and restated cert.
of inc.
4. Stkholder props:
re supermajority voting
re adoption of global human rights
req a report on the feasibility of phasing out
use of non-FSC certified fiber

Name of Fund:	Hennessy Cornerstone Value
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
National City Corp.	4/24/2007	635405103	NCC

Vote: Not Voted	MRV: n/a	Proposal:	Proposed by Issuer/Shareholder:
		1. Directors	Issuer/shareholder
2. Rat Ernst & Young
3. Stkhlder porp re executive comp.

Name of Fund:	Hennessy Cornerstone Value
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
PPG Industries	4/19/2007	693506107	PPG

Vote: Not Voted	MRV: n/a	Proposal:	Proposed by Issuer/Shareholder:
		1. Directors	Issuer/shareholder
2. Prop endorse Deloitte & Touche
3. Prop. Implement majority vote standard
4. Prop. To eleminate cumulative voting in all
elections of directors
5. Stkhldr prop re to future severance agreements
with senior executives.

Name of Fund:	Hennessy Cornerstone Value
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
Wachovia	4/17/2007	929903102	WB

Vote: Not Voted	MRV: n/a	Proposal:	Proposed by Issuer/Shareholder:
		1. Directors	Issuer/shareholder
2. Prop to amend articles of inc.
3.. Prop to amend articles of inc.
4. Prop to rat KPMG
5. Stkhldrs prop:
re non binding stkhldr vote rat executive comp
re qualifications of directors nominees
re reporting political contributions
re separating the office of charman and CEO

Name of Fund:	Hennessy Cornerstone Value
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
Daimlerchrysler	4/4/2007	D1668R123	DCX

Vote: Not Voted	MRV: n/a	Proposal:	Proposed by Issuer/Shareholder:
		1. Resol on allocation of unappropriated pft.	Issuer
2. Resol rat of board management actions
3. Rat supervisory board actions
4. resol appt of auditors 2007
5. Resol authorizing the co to acquire its own
shares on Utiliztion
6. Resol on the elction of a superviroy board member
7. Reso. On Article of inc. Transparency Directive
8. Amendment to Article of Inc.
9.Transformatoin into european stock corp.
10. resol on various Special audit pursant to section 142 special audit

Name of Fund:	Hennessy Cornerstone Value
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
Washington Mutual	4/17/2007	939322103	WM

Vote: Not Voted	MRV: n/a	Proposal:	Proposed by Issuer/Shareholder:
		1. Directors	Issuer
2. Prop to rat Deloitte & Touche
3. Stkholder props:
re to the companys executive ret. Plan polices
re to the companys director election process
re to the companys director nominee qualification req.

Name of Fund:	Hennessy Cornerstone Value
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
Wells Fargo & Co	4/24/2007	949746101	WFC

Vote: Not Voted	MRV: n/a	Proposal:	Proposed by Issuer/Shareholder:
		1. Directors	Issuer/shareholder
2. Stkholdr props:
rat appt of KPMG 2007
re an advisory vote on executive comp
re separation of Board chair and CEO
re adoption of a policy limiting benefits under
supplemental executive retirement plan
re a report on Home Mortgage Disclosure Act data
re emission reduction goals for Wells Fargo and its
customers.

Name of Fund:	Hennessy Cornerstone Value
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
BP P.L.C	4/12/2007	55622104	BP

Vote: Not Voted	MRV: n/a	Proposal:	Proposed by Issuer/Shareholder:
		1. Directors	Issuer
2. To receive the directors' annual report and accts.
3. Approve the directors remuneration report
4. re appoint Ernst & Young
5. Give limited authority to make political donations
and incur political expenditure
6. Authorize the use of electronic communications
7. Give limited authority ofr the purchase of its own
shares by the company
8. Give authority to allot shares up to a specified
amount
9. Give authority to allot a limited number of shs for
cash free of pre-emption rights

Name of Fund:	Hennessy Cornerstone Value
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
BP P.L.C	4/12/2007	55622104	BP

Vote: Not Voted	MRV: n/a	Proposal:	Proposed by Issuer/Shareholder:
		1. Directors	Issuer/shareholder
2. Stkholdr props:
on political contributions
on majority vote
on wood supply
Apprvl on an adivsory basis, of the appt of auditors

Name of Fund:	Hennessy Cornerstone Value
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
Bank of America	4/25/2007	60505104	BAC

Vote: Not Voted	MRV: n/a	Proposal:	Proposed by Issuer/Shareholder:
		1. Directors	Issuer/shareholder
2. Rat ind reg pub. a/c ing firm 2007
3. Stkhldr props:
stock options
number of directors
ind Board Chairman

Name of Fund:	Hennessy Cornerstone Value
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
BB&T Corporation	4/24/2007	54937107	BBT

Vote: Not Voted	MRV: n/a	Proposal:	Proposed by Issuer/Shareholder:
		1. Directors	Issuer
2. Approve corp 2004 stk incentive plan
3. Rat Pricewaterhousecoopers

Name of Fund:	Hennessy Cornerstone Value
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
Kraft Foods Inc.	4/24/2007	50075N104	KFT

Vote: Not Voted	MRV: n/a	Proposal:	Proposed by Issuer/Shareholder:
		1. Directors	Issuer
2. Rat. Ind suditors

Name of Fund:	Hennessy Cornerstone Value
Period:	6/30/06 to 7/1/07

Company Name	Meeting Date	Cusip	Ticker
US Bancorp	4/17/2007	902973304	USB

Vote: Not Voted	MRV: n/a	Proposal:	Proposed by Issuer/Shareholder:
		1. Directors	Issuer/sharehold
2. Rat Ernst & Young
3. Apprvl 2007 stk incentive plan
4. Approvl restated cert. Inc.
5. Shldr prop:
annual rat of exective officer comp
limit benefits provided under our supplemental
executive ret. Plan.

Name of Fund:	Hennessy Cornerstone Value
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
Regions Financial	4/19/2007	7591EP100	RF

Vote: Not Voted	MRV: n/a	Proposal:	Proposed by Issuer/Shareholder:
		1. Directors	Issuer
2. Rat ind reg public a/cing firm
3. Declassification amendment

Name of Fund:	Hennessy Cornerstone Value
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
Glaxosmithkline	5/23/2007	37733W105	GSK

Vote:	MRV: n/a	Proposal:	Proposed by Issuer/Shareholder:
Director's recommendations		1. Directors	Issuer
2. Re appt. of auditors
3. Remnueration of auditors
4. Authorise co. to make donations to EU political
organizations.
5. Authority of allot shares
6. Disapplication of pre-emption rights
7. Authority for comp.to purchase its own shares
8. Amendment of the art. Of association.

Name of Fund:	Hennessy Cornerstone Value
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
Bristol-Myers	5/1/2007	110122108	BMY

Vote:	MRV: n/a	Proposal:	Proposed by Issuer/Shareholder:
Director's recommendations		1. Directors	Issuer
2. Rat of ind. Reg publ a/cing firm
3. 2007 stk award and incentive plan
4. Senior executive perf incentive plan
5. Executive comp. Disclosure
6. Recoupment
7. Cumulative voting

Name of Fund:	Hennessy Cornerstone Value
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
The Dow Chemical	5/10/2007	260543103	DOW

Vote:	MRV: n/a	Proposal:	Proposed by Issuer/Shareholder:
Director's recommendations		1. Directors	Issuer/shareholder
2. Rat appt. ind reg pub a/cing firm
3. restated cert of inc.
4. Stkhldr prop:
on BHOPAL
on genetically engineered seed
on environmental remediation in the midland
on chemicals with links to respiratory problems.

Name of Fund:	Hennessy Cornerstone Value
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
Cincinnati Fincl.	5/5/2007	172062101	CINF

Vote:	MRV: n/a	Proposal:	Proposed by Issuer/Shareholder:
Director's recommendations		1. Directors	Issuer
2. Rat Deloitte & Touche

Name of Fund:	Hennessy Cornerstone Value
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
E I Du Pont De	4/25/2007	263534109	DD

Vote: Not Voted	MRV: n/a	Proposal:	Proposed by Issuer/Shareholder:
		1. Directors	Issuer
2. Rat ind reg pub a/c ing firm
3. equity and incentive plan
4. on genetically modified food
5. on plant closure
6. on report on PFOA
7. on costs
8. on global warming
9. on chemical facility security

Name of Fund:	Hennessy Value
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
A T & T	4/27/2007	00206R102	T

Vote: Not Voted	MRV: n/a	Proposal:	Proposed by Issuer/Shareholder:
		1. Directors	Issuer/shareholder
2. Rat apt of ind. Auditors
3. Approve severance policy
4. Stkholder Props:
Proposals A thru E

Name of Fund:	Hennessy Value
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
The PNC Fin'l Ser.	4/24/2007	693475105	PNC

Vote: Not Voted	MRV: n/a	Proposal:	Proposed by Issuer/Shareholder:
		1. Directors	Issuer
2. Apprvl executive incentive award plan
3. Rat Pricewaterhousecoopers 2007

Name of Fund:	Hennessy Value
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
Newell Rubbermaid	5/8/2007	651229106	NWL

Vote:	MRV: n/a	Proposal:	Proposed by Issuer/Shareholder:
Director's recommendations		1. Directors	Issuer
2. Rat Ernst & Young
3. Apprvl simple majortiy vote
4. Apprvl skhldr prop - adopt director election maj
vote standard.

Name of Fund:	Hennessy Value
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
Altria Group Inc.	4/26/2007	02209S103	MO

Vote: Not Voted	MRV: n/a	Proposal:	Proposed by Issuer/Shareholder:
		1. Directors	Issuer/shareholder
2. Rat selection of ind auditors
3. Skhldr Props:
cumulative voting
informing children of their rights if forced to incur
secondhand smoke
stop all company sponsored campaigns allegedly
oriented to prevent youth from smoking
get out of traditional tobacco business by 2010
animal welfare policy

Name of Fund:	Hennessy Value
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
JP Morgan	5/15/2007	46625H100	JPM

Vote:	MRV: n/a	Proposal:	Proposed by Issuer/Shareholder:
Director's recommendations		1. Directors	Issuer
2. Appt. of ind. Reg. Publ a/cing firm.
3. Stock options
4. Perf based rest. Stock
5. Executive comp approval
6. Separate chairman
7. Cumulative voting
8. Majority voting for directors
9. Political Contributions report
10. Slavery apology report

Name of Fund:	Hennessy Value
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
Lyondell Chemical	5/3/2007	552078107	LYO

Vote:	MRV: n/a	Proposal:	Proposed by Issuer/Shareholder:
Director's recommendations		1. Directors	Issuer/shareholder
2. Prop to rat appt. Pricewaterhousecoopers
3. Shldr prop: re a political contribution report.

Name of Fund:	Hennessy Value
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
Internation Paper	5/7/2007	460146103	IP

Vote:	MRV: n/a	Proposal:	Proposed by Issuer/Shareholder:
Director's recommendations		1. Directors	Issuer/shareholder
2. Rat Delooitte & Touche 2007
3. Shlder prop. concerning maj. Voting.

Name of Fund:	Hennessy Value
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
Meadwestvaco	4/30/2007	583334107	MMV

Vote:	MRV: n/a	Proposal:	Proposed by Issuer/Shareholder:
Director's recommendations		1. Directors	Issuer/shareholder
2. Rat Pricewaterhousecoopers 2007
3. Stkhlder prop:
amend the companys corp. governanace maj voting.
redeem the companys shareholder rights plans

Name of Fund:	Hennessy Value
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
Reynolds American	5/11/2007	761713106	RAI

Vote:	MRV: n/a	Proposal:	Proposed by Issuer/Shareholder:
Director's recommendations		1. Directors	Issuer
2. Apprvl articles of incorp.
3. Rat KPMG ind. Auditors

Name of Fund:	Hennessy Value
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
Regions Financial	4/19/2007	7591EP100	RF

Vote: Not Voted	MRV: n/a	Proposal:	Proposed by Issuer/Shareholder:
		1. Directors	Issuer
2. Rat Ind. Reg pub a/c firm
3. Delassification amendment

Name of Fund:	Hennessy Value
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
Southern Copper Corp.	4/26/2007	84265V105	PCU

Vote: Not Voted	MRV: n/a	Proposal:	Proposed by Issuer/Shareholder:
		1. Directors	Issuer
2. Approve by laws, amendment, restated cert.
of inc.; elimination of a common stock
3. Rat pricewaterhousecoopers for 2007

Name of Fund:	Hennessy Value
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
HSBC Holdings	5/25/2007	404280406	HBC

Vote:	MRV: n/a	Proposal:	Proposed by Issuer/Shareholder:
Director's recommendations		1. Directors	Issuer
2. Rec. report and a/cs for 2006
3. Approve directors' remuneration report for 2006
4. Reappoint the auditor
5. Authorise the Directors to allot shares
6. Disapply pre-emption rights
7. Authorise the co. to purchase its own shares
8. Authorise the Directors to offer a scrip
dividend alternative
9. Authoris Co. to make poitical donations
10. Authorise electronic comm. With shldrs in
accordance with co. Act 2006
11. Alter the Articles of Association.

Name of Fund:	Hennessy Value
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
Masco Corp.	5/8/2007	574599106	MAS

Vote:	MRV: n/a	Proposal:	Proposed by Issuer/Shareholder:
Director's recommendations		1. Directors	Issuer
2. Rat Pricewaterhousecoopers 2007

Name of Fund:	Hennessy Value
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date		Cusip	Ticker
Barclays PLC	4/26/2007	6.74E+207	574599106	BCS

Vote: Not Voted	MRV: n/a		Proposal:	Proposed by Issuer/Shareholder:
			1. To rec. directors'/auditors' reports for 2006	Issuer
2. Apprve the directors' remuneration report
3. 8 directors to be re-elected.
4. Reappoint Pricewaterhousecoopers 2007
5. Authorise the directors to set the remuneration
of the auditors
6. Authorise to make EU political donations
7. Renew the authority given to the directors
to allot securities
8. Renew the authority to Directors to allot securities
for cash othe rthan pro-rata basis
9. Renew the companys authority to purchase
its own shares
10. Adopt new Airticles of Association of the Co.

Name of Fund:	Hennessy Value
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
BBT Corporation	4/24/2007	54937107	BBT

Vote: Not Voted	MRV: n/a	Proposal:	Proposed by Issuer/Shareholder:
		1. Directors	Issuer
2. Approve amendments to stk incentive plan
3. Rat Pricewaterhousecoopers 2007

Name of Fund:	Hennessy Value
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
Altira Group	4/26/2007	02209S103	MO

Vote: Not Voted	MRV: n/a	Proposal:	Proposed by Issuer/Shareholder:
		1. Directors	Issuer/shareholder
2. Rat ind auditors
3. Stkhldr prop:
re cumulative voting
re informing children of their rights if forced to incur
2nd hand smoke
re stop all company sponsored campaigns allegedly oriented
to prevent youth form smoking
re get out of traditional tobacco business by 2010
re animal welfare policy

Name of Fund:	Hennessy Cornerstone Value
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
Verizon	5/3/2007	92343V104	VZ

Vote:	MRV: n/a	Proposal:	Proposed by Issuer/Shareholder:
Director's recommendations		1. Directors	Issuer/
2. Rat appt. of ind. Reg. Publ a/cing firm.
3. Eliminate Stock options
4. Shldr approval of future serverance agreements
5. Comp consultant disclosure
6. Advisory vote on exe. Comp.
7 Limit service on outside boards
8. Shldr approval of future poison pill
9. Report on charitable contributions.

Name of Fund:	Hennessy Cornerstone Value
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
Dow Chemical Co	5/10/2007	260543103	DOW

Vote:	MRV: n/a	Proposal:	Proposed by Issuer/Shareholder:
Director's recommendations		1. Directors	Issuer/shareholder
2. Rat. Ind. Reg. Pub. a/c firm
3. Amend cert. Of incorporation
4. Stkhlder prop:
on BHOPAL
on genetically engineered seed.
on environmental remediation in the midland
area.
on chemicals with links to respiratory problems.

Name of Fund:	Hennessy Cornerstone Value
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
Mattel, Inc.	5/18/2007	577081102	MAT

Vote:	MRV: n/a	Proposal:	Proposed by Issuer/Shareholder:
Director's recommendations		1. Directors	Issuer/shareholder
2. Rat Pricewaterhousecoopers
3. Board adoption of director election majority
voting standard
4. Apprl of incentive pland and the material terms
of its performance goals.
5. Stkhlder prop:
re comp. Of top 5 members of mgmnt
re sparate the roles of CEO and Chairman
re certain reports by the board of directors
re pay for superior performance

Name of Fund:	Hennessy Cornerstone Value
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
Petrochina Co.	5/16/2007	71646 100	PTR

Vote:	MRV: n/a	Proposal:	Proposed by Issuer/Shareholder:
Director's recommendations		1. Approve the report of the BOD's	Issuer
2. Approve the report of the supervisory committee
3. Approve the audited financial statements
4. Approve the declaration and payment of dividends.
5. Approve the authorisation of the BOD to dist. Of
interim dividiends
6. Appt of Pricewaterhousecoopers
7. Directors re elections
8. to grant a general madate to Board to issue
allot and deal with additional dom. And overseas
foreign shares.
9. Approve equity interest transfer agreement
10. Approve other matters, if any.

Name of Fund:	Hennessy Cornerstone Value
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
Statoil ASA	5/15/2007	85771P102	SSL

Vote:	MRV: n/a	Proposal:	Proposed by Issuer/Shareholder:
Director's recommendations		1. Election of a chair of the meeting	Issuer
2. Election of a person t co-sign the minutes
3. Apprvl of the notice and the agenda
4. Appvl of the annual report and accounts;prop. Of
distribution of the dividend
5. Determination f remuneration for the co. auditors
6. Authorisation to acquire Statoil shares in the market
for subsequent annulment
7. Authorisation to acquire shares in the market in
order to continue implementation of the share saving
plan for employees.

Name of Fund:	Hennessy Cornerstone Value
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
Royal Dutch Shell	5/15/2007	780259206	RDS

Vote:	MRV: n/a	Proposal:	Proposed by Issuer/Shareholder:
Director's recommendations		1. Adoption of annual report and accounts	Issuer
2. Approval of remuneration report
3. Re-election various directors
4. re appt of auditors
5. Remuneration of auditors
6. Authority to allot shares
7. Disapplication of pre-emption rights
8. authority to purchase own shares
9. Authority for certain donations and expenditures

Name of Fund:	Hennessy Cornerstone Value
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
Fidelity National	5/23/2007	31620R105	FNF

Vote:	MRV: n/a	Proposal:	Proposed by Issuer/Shareholder:
Director's recommendations		1. Directors	Issuer
2. Rat appt. KPMG

Name of Fund:	Hennessy Cornerstone Value
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
General Motors	6/5/2007	370442105	GM

Vote:	MRV: n/a	Proposal:	Proposed by Issuer/Shareholder:
Director's recommendations		1. Directors	Issuer/shareholder
2. Rat Deloitte & Touche 2007
3. 2007 Annual incentive plan
4. 2007 l/t incentinve plan
5. Stockholders props:
re plitical contributions
limit on directorships of GM board members
Greenhouse gas emissions
cumulative voting
approval of a "poison pill"
special stockholder meeting
perf. Based equity comp.
recouping unearned incentive bonuses
optimum board size
simple majortiy vote.

Name of Fund:	Hennessy Cornerstone Value
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
Chunghwa Telecom	6/15/2007	17133Q205	CHT

Vote:	MRV: n/a	Proposal:	Proposed by Issuer/Shareholder:
Director's recommendations		1. The company's operation report for 2006	Issuer
2. The supervisors audit report on the co. 2006
3. The amendment to the co. rules of order of BOD
meeting
4. Th ecompanys operation repor and fincl state.
for 2006
5. The companys distribution of earnings 2006
6. Amendment to the co. articles of inc.
7. Prop. Conversion of the capital surplus into
capital increase of the company and issuance of nu
shares.
8. Prop. Capital decrease in cash of the company
9. Amendment to the companys process for
acquitions and disposal of assets.
10. Amendment to the companys procedures for the
endorsements and guarantees.
11. Formulation of the companys procedures for
lending of capital to others.
12. Amendment to the companys regualtion of election
of Directors and supervisors.
13. Election of the companys 5th term directors and
supervisors.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Hennessy Mutual Funds, Inc.

By (Signature and Title)* /s/Neil J. Hennessy
Neil J. Hennessy
President and Principal Executive Officer

Date  7/26/07